Share Capital - Details of Outstanding Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price of common stock, lower range	$ 2.02
Exercise price of common stock, upper range	$ 2.38
Outstanding Options at December 31, 2018	6,840,475	5,339,559	5,985,454
Weighted Average Price of Outstanding Options	$ 2.77	$ 3.48	$ 4.78
Exercisable Options at December 31, 2018	2,231,285	3,219,503	5,617,312
Exercise Price, Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price of common stock, lower range	$ 1.89
Exercise price of common stock, upper range	$ 1.99
Outstanding Options at December 31, 2018	300,000
Remaining Term of Options in Years	4 years 5 months 1 day
Weighted Average Price of Outstanding Options	$ 1.89
Exercisable Options at December 31, 2018	100,000
Weighted Average Price of Exercisable Options	$ 1.89
Exercise Price, Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price of common stock, lower range	2.00
Exercise price of common stock, upper range	$ 2.99
Outstanding Options at December 31, 2018	4,570,175
Remaining Term of Options in Years	5 years 18 days
Weighted Average Price of Outstanding Options	$ 2.28
Exercisable Options at December 31, 2018	164,318
Weighted Average Price of Exercisable Options	$ 2.84
Exercise Price, Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price of common stock, lower range	3.00
Exercise price of common stock, upper range	$ 3.99
Outstanding Options at December 31, 2018	707,000
Remaining Term of Options in Years	10 months 2 days
Weighted Average Price of Outstanding Options	$ 3.43
Exercisable Options at December 31, 2018	703,667
Weighted Average Price of Exercisable Options	$ 3.43
Exercise Price, Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price of common stock, lower range	4.00
Exercise price of common stock, upper range	$ 4.37
Outstanding Options at December 31, 2018	1,263,300
Remaining Term of Options in Years	2 months 15 days
Weighted Average Price of Outstanding Options	$ 5.05
Exercisable Options at December 31, 2018	1,263,300
Weighted Average Price of Exercisable Options	$ 4.36
Exercise Price, Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price of common stock, lower range	1.89
Exercise price of common stock, upper range	$ 4.37
Outstanding Options at December 31, 2018	6,840,475
Remaining Term of Options in Years	2 years 9 months 14 days
Weighted Average Price of Outstanding Options	$ 2.77
Exercisable Options at December 31, 2018	2,231,285
Weighted Average Price of Exercisable Options	$ 3.85